Agreements With General Motors (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Schedule of Change in the Value of Derivative Agreement

Changes in the value of the GM Tranche 2 Agreements are summarized below:

$
GM derivative liability
On initial recognition as at January 30, 2023	(33,194)
Gain on change in fair value	32,846
As at December 31, 2023	(348)